LEASES (Schedule of Lease Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Ifrs Statement [Line Items]
Balance at beginning year	$ 1,138	$ 1,816
Lease payments	(968)	(951)
Lease deposits	(2)	(2)
Interest expense	67	115
Exchange rate differences	(7)	(57)
Additions to lease liability for new leases in the period	2,307	194
Reduction of lease liability for leases terminated in the period	(65)	(16)
Adjustments for indexation	19	39
Balance at end of year	2,503	1,138
Leasehold [Member]
Ifrs Statement [Line Items]
Balance at beginning year	868	1,536
Lease payments	(725)	(744)
Lease deposits	0	0
Interest expense	40	90
Exchange rate differences	(7)	(45)
Additions to lease liability for new leases in the period	1,974	0
Reduction of lease liability for leases terminated in the period	0	0
Adjustments for indexation	12	31
Balance at end of year	2,162	868
Motor vehicles [Member]
Ifrs Statement [Line Items]
Balance at beginning year	270	280
Lease payments	(243)	(207)
Lease deposits	(2)	(2)
Interest expense	27	25
Exchange rate differences	(14)	(12)
Additions to lease liability for new leases in the period	333	194
Reduction of lease liability for leases terminated in the period	(65)	(16)
Adjustments for indexation	7	8
Balance at end of year	$ 341	$ 270